Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2016	May 02, 2015	May 03, 2014
(Increase) decrease in minimum pension liability deferred tax benefit (expense)	$ (2,188)	$ 4,603	$ (3,001)
Pension reclassification deferred tax benefit (expense)	$ (7,780)	$ (2,707)	$ 0